COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($)			1 Months Ended
	Sep. 23, 2020	Sep. 11, 2020	May 31, 2019	Jul. 29, 2020
Mortgage Holder | Buildings
Loss Contingencies [Line Items]
Price of building				$ 7,193,000
Vendor | Settlement Agreement
Loss Contingencies [Line Items]
Agreement entered date		Sep. 11, 2020
Unpaid fees related interest charges			$ 1,200,000
Amount paid as full and final settlement	$ 120,000